Segment Information - Disclosure of Reportable Segments Explanatory (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Total assets		$ 1,424,262	$ 294,871
Net revenue		56,128	60,918	$ 63,562
Gross margin		(6,990)	(49,869)	36,496
Share of profit of equity-accounted investees		32,913	0	0
Depreciation and amortization		4,726	4,711	595
Earnings (loss) before tax		(232,453)	$ (206,317)	$ (146,307)
Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Total assets		1,424,262
Net revenue		56,128
Gross margin		(6,990)
Interest and fee revenue		13,149
Loss on marketable securities		(44,501)
Share of profit of equity-accounted investees		32,913
Depreciation and amortization		4,726
Earnings (loss) before tax		(232,453)
Operating segments [member] | Cannabis Segment [Member]
Disclosure Of Operating Segments [Line Items]
Total assets		147,887
Net revenue		40,037
Gross margin		(15,499)
Interest and fee revenue		0
Loss on marketable securities		0
Share of profit of equity-accounted investees		0
Depreciation and amortization		3,108
Earnings (loss) before tax		(117,990)
Operating segments [member] | Retail
Disclosure Of Operating Segments [Line Items]
Total assets	[1]	153,624
Net revenue	[1]	16,091
Gross margin	[1]	8,509
Interest and fee revenue	[1]	0
Loss on marketable securities	[1]	0
Share of profit of equity-accounted investees	[1]	0
Depreciation and amortization	[1]	721
Earnings (loss) before tax	[1]	1,835
Operating segments [member] | Investments
Disclosure Of Operating Segments [Line Items]
Total assets		1,093,596
Net revenue		0
Gross margin		0
Interest and fee revenue		13,149
Loss on marketable securities		(44,501)
Share of profit of equity-accounted investees		32,913
Depreciation and amortization		0
Earnings (loss) before tax		(5,837)
Corporate
Disclosure Of Operating Segments [Line Items]
Total assets		29,155
Net revenue		0
Gross margin		0
Interest and fee revenue		0
Loss on marketable securities		0
Share of profit of equity-accounted investees		0
Depreciation and amortization		897
Earnings (loss) before tax		$ (110,461)

[1]	Period July 20, 2021, to December 31, 2021